SEGMENT DATA AND RELATED INFORMATION - Schedule of Net Sales and Long-Lived Assets by Geographic Area - 10K (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 488.9	$ 521.9	$ 471.5	$ 482.4	$ 438.5	$ 501.0	$ 472.3	$ 497.9	$ 469.8	$ 928.5	$ 920.9	$ 1,914.3	$ 1,941.0	$ 1,494.7
Long-lived assets, net	1,111.8	1,087.1				1,117.2				1,111.8		1,087.1	1,117.2
Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		1,107.1										1,107.1
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 263.0			$ 267.0						$ 510.7	$ 511.4	$ 1,043.7	$ 1,021.9	$ 832.8
Percentage of net sales by geographic location (percent)	54.00%			55.00%						55.00%	56.00%	55.00%	53.00%	56.00%
Long-lived assets, net	$ 853.0	$ 854.7				$ 845.5				$ 853.0		$ 854.7	$ 845.5
Percentage of long-lived assets, net by geographic location (percent)	77.00%	79.00%				76.00%				77.00%		79.00%	76.00%
United States [Member] | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		$ 874.7										$ 874.7
Outside of the United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 225.9			$ 215.4						$ 417.8	$ 409.5	$ 870.6	$ 919.1	$ 661.9
Percentage of net sales by geographic location (percent)	46.00%			45.00%						45.00%	44.00%	45.00%	47.00%	44.00%
Long-lived assets, net	$ 258.8	$ 232.4				$ 271.7				$ 258.8		$ 232.4	$ 271.7
Percentage of long-lived assets, net by geographic location (percent)	23.00%	21.00%				24.00%				23.00%		21.00%	24.00%